Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Benefit (Expenses) Of Income Tax And Social Contribution [Line Items]
Profit (Loss) before income tax	$ (56,444)	$ (69,986)	$ 3,463
Tax at the Brazilian tax rate	19,191	23,795	(1,177)
Technological innovation incentive law (Lei do bem)	0	0	661
Restricted stock units	1,398	451	0
Equity result	329	(1,232)	1,122
Difference to presumed tax regime	0	(1,047)	(317)
Stock-option	(53)	(87)	(598)
Unrecognized deferred tax assets	(9,465)	(8,438)	(1,753)
Tax rate reconciliation	(6,381)	(3,945)	(1,050)
Other net differences	(994)	(25)	(1,176)
Income tax and social contribution for the year	$ 4,025	$ 9,472	$ (4,288)
Effective rate	(7.13%)	(13.53%)	(123.82%)